FINANCIAL RISK MANAGEMENT (Investments in financial assets - credit risk) (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,653,355	$ 1,276,605
Other Investments - Current and Non-Current
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,975,490	1,357,485
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	576,784	863,416
Deposit certificates
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	204,802	710,996
Commercial papers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	323,386	92,729
Other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,596	59,691
Bonds and other fixed income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,395,853	490,806
Non - U.S. government securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	651,633	367,333
U.S. government and corporate securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	744,220	123,473
Other notes
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,853	$ 3,263